Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023
Euro Member Countries, Euro
Material Accounting Policies (Details) [Line Items]
Rate of exchange	1.106
United States of America, Dollars
Material Accounting Policies (Details) [Line Items]
Rate of exchange	1
Bottom of range [member]
Material Accounting Policies (Details) [Line Items]
Entity, percentage	20.00%
Percentage of hedge	80.00%
Estimated useful life	20 years
Depreciated term	20 years
Top of range [member]
Material Accounting Policies (Details) [Line Items]
Entity, percentage	50.00%
Percentage of hedge	125.00%
Estimated useful life	25 years
Depreciated term	40 years